1998
ANNUAL REPORT

AMERICAN MUNICIPAL
TERM TRUSTS

AXT
BXT
CXT


[LOGO]  FIRST AMERICAN
        ASSET MANAGEMENT

                                                    [LOGO]  FIRST AMERICAN
                                                            ASSET MANAGEMENT
--------------------------------------------------------------------------------
CONTENTS


2    Fund Overview

7    Financial Statements and Notes

     Investments in Securities

     20   AXT

     26   BXT

     31   CXT

35   Independent Auditors' Report

36   Federal Income Tax Information

38   Shareholder Update


AMERICAN MUNICIPAL TERM TRUSTS


PRIMARY INVESTMENTS


High-quality municipal obligations including municipal zero-coupon securities.


FUND OBJECTIVE

American Municipal Term Trust (AXT), American Municipal Term Trust II (BXT) and American Municipal Term Trust III (CXT) are diversified, closed-end management investment companies. The investment objectives of AXT, BXT and CXT are to provide high current income exempt from regular federal income tax and to return $10 per share on or shortly before April 15, 2001; April 15, 2002; and April 15, 2003, respectively - although each fund's termination may be extended up to five years if necessary to assist the fund in reaching its $10 per share objective. Each fund's income may be subject to state or local tax and the federal alternative minimum tax. Investors should consult their tax advisors. As with other investment companies, there can be no assurance that any fund will achieve its objective.


                NOT FDIC INSURED   NO BANK GUARANTEE   MAY LOSE VALUE

AVERAGE ANNUALIZED TOTAL RETURNS
--------------------------------------------------------------------------------

Based on net asset value for the periods ended December 31, 1998

[GRAPH]

                             AMERICAN MUNICIPAL         AMERICAN MUNICIPAL         AMERICAN MUNICIPAL
                                 TERM TRUST               TERM TRUST II              TERM TRUST III
                              (AXT, inception            (BXT, inception             (CXT, inception
                                 3/27/1991)                 9/26/1991)                 11/27/1992)
One Year                            5.37%                      5.36%                      6.28%
Five Year                           5.28%                      5.66%                      6.65%
Since Inception                     8.82%                      8.87%                      9.00%

All total returns are through December 31, 1998, and reflect the reinvestment of distributions but not sales charges. Net asset value (NAV)-based performance is used to measure investment management results. As noted in earlier shareholder reports, we no longer compare the funds' NAV performance to a market benchmark. This is because our primary goal is to meet the funds' investment objectives of providing high current income exempt from regular federal income tax and returning $10 per share to investors at the funds' termination dates.

Average annualized total returns based on the change in market price for the one-year, five-year and since-inception periods ended December 31, 1998, were 7.11%, 7.80% and 8.35% for AXT, 7.65%, 7.78% and 8.24% for BXT and 8.86%, 8.26%
and 7.92% for CXT. These returns assume reinvestment of all distributions and reflect sales charges on those distributions described in the funds' dividend reinvestment plan, but not on initial purchases.

PLEASE REMEMBER, YOU COULD LOSE MONEY WITH THESE INVESTMENTS. NEITHER SAFETY OF PRINCIPAL NOR STABILITY OF INCOME IS GUARANTEED. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that fund shares, when sold, may be worth more or less than their original cost. Closed-end funds, such as these funds, often trade at discounts to net asset value. Therefore, you may be unable to realize the full net asset value of your shares when you sell.


1  1998 ANNUAL REPORT                            AMERICAN MUNICIPAL TERM TRUSTS

FUND OVERVIEW
--------------------------------------------------------------------------------

FUND MANAGEMENT


DOUG WHITE, CFA, is primarily responsible for the management of the American Municipal Term Trusts. He has 15 years of financial experience.


RON REUSS, ISFA, assists with the management of the American Municipal Term Trusts. He has 29 years of financial experience.


FEBRUARY 15, 1999

WE ARE PLEASED THAT THE AMERICAN MUNICIPAL TERM TRUSTS (AXT, BXT AND CXT) REMAIN ON TARGET TO MEET THEIR INVESTMENT OBJECTIVES OF PROVIDING HIGH TAX-EXEMPT INCOME AND RETURNING $10 PER SHARE TO INVESTORS ON OR SHORTLY BEFORE THEIR TERMINATION DATES. For the year ended December 31, 1998, the funds continued to earn more than their monthly common and preferred stock dividends and add to their dividend reserves. Since the funds' inceptions, AXT, BXT and CXT have maintained monthly common stock distributions of 5.42, 5.17 and 4.75 cents per share, respectively. In addition, the funds' net asset values remain above the $10 per share objective. The net asset values for AXT, BXT and CXT as of December 31, 1998 were $11.37, $11.55 and $11.46, respectively.

AS OF DECEMBER 31, 1998, AXT AND BXT'S DIVIDEND RESERVES HAVE REACHED A LEVEL WHERE THE FUNDS CANNOT CONTINUE TO ACCUMULATE ADDITIONAL AMOUNTS. As a result, if AXT and BXT continue to earn more than their monthly common and preferred stock dividend, they may be required to pay the excess out as additional dividends rather than adding to their dividend reserves.

BOND PRICES WERE VOLATILE IN 1998, AND THE SUPPLY OF MUNICIPAL ISSUES INCREASED. Mixed domestic economic signals and foreign economic problems caused turmoil in the bond market, but for the year, growth continued to outpace expectations while inflation remained lower than anticipated. Refundings and new issues due to lowered interest rates created an increased supply of municipal issues. This resulted in


BONDS MATURING LESS THAN A YEAR BEYOND THE FUNDS' TERMINATION DATES

                                     AXT              BXT               CXT
                                  Inception        Inception         Inception
                                  3/27/1991        9/26/1991        11/27/1992
At the Fund's Inception              0%                0%               0%
------------------------------------------------------------------------------
As of December 31, 1998             75%               74%              41%
------------------------------------------------------------------------------


2  1998 ANNUAL REPORT                            AMERICAN MUNICIPAL TERM TRUSTS

FUND OVERVIEW CONTINUED
-------------------------------------------------------------------------------

the second highest year for municipal bond issuance, surpassed only by 1993. Ongoing economic expansion kept municipal credits strong with credit rating upgrades surpassing downgrades.

THE INCREASED SUPPLY OF MUNICIPALS FACILITATED OUR ONGOING STRATEGY OF SELLING LONGER MATURITY BONDS IN FAVOR OF THOSE CLOSER TO THE FUNDS' TERMINATION DATES. As shown in the table on page 2, the percentage of bonds with maturity or refund dates less than a year beyond the funds' termination dates continues to increase. Advance refunding is responsible for a portion of this increase. In addition, we made appropriate trades as interest rates fell and bond prices increased. This restructuring generated capital gains, which were distributed to shareholders. Also, restructuring proceeds were reinvested at lower interest rates, decreasing fund income.

WE EXPECT THAT THE FUNDS' NET ASSET VALUES WILL DECLINE AS THE FUNDS NEAR THEIR TERMINATION DATES. There are several events that could cause this to occur. A number of bonds currently have market values in excess of their maturity values. As the maturity and/or refunding dates of these bonds approach, their market prices will converge toward prices that are at or near their maturity or refunding prices.

IN ADDITION, AS THE FUNDS APPROACH TERMINATION AND AS OPPORTUNITIES ARISE, WE MAY CONTINUE TO SELL LONGER MATURITY BONDS IN FAVOR OF BONDS WITH


DISTRIBUTION HISTORY SINCE INCEPTION

                                                                    AXT           BXT             CXT
                                                                 Inception      Inception      Inception
                                                                 3/27/1991      9/26/1991      11/27/1992
Total Monthly Income Distributions Through 12/31/1998
---------------------------------------------------------------------------------------------------------
     Common Shareholders                                           $5.04          $4.50           $3.47
---------------------------------------------------------------------------------------------------------
     Preferred Shareholders (On a Common Share Basis)              $1.26          $1.17           $0.96
---------------------------------------------------------------------------------------------------------
Total Capital Gains Distributions to Common
Shareholders Through 12/31/1998                                    $0.19          $0.13           $0.13
---------------------------------------------------------------------------------------------------------


3  1998 ANNUAL REPORT                            AMERICAN MUNICIPAL TERM TRUSTS

FUND OVERVIEW CONTINUED
-------------------------------------------------------------------------------


SHORTER MATURITIES AND LOWER COUPONS THAT COME DUE CLOSER TO THE FUNDS' TERMINATION DATES. Any gains realized as a result of these sales will be distributed to shareholders, reducing net asset value. If the shorter-maturity bonds pay insufficient income to maintain our current dividends, the funds' dividend reserves may be used to supplement common and/or preferred dividends. See the net asset value summary chart for each fund's current accumulated realized gains, unrealized appreciation and current dividend reserve.

SHAREHOLDERS ALSO SHOULD REMEMBER THAT THE FUNDS ARE ALWAYS SUBJECT TO INTEREST RATE RISK AND CREDIT RISK, WHICH CAN HAVE AN IMPACT ON NET ASSET VALUE. However, we are optimistic about achieving the funds' objectives and do not anticipate events that would cause us to change the funds' investment strategy as they move toward termination.

THANK YOU FOR YOUR INVESTMENT IN THE AMERICAN MUNICIPAL TERM TRUSTS. We remain committed to providing you with quality service and look forward to helping you achieve your investment goals.


NET ASSET VALUE SUMMARY OF COMMON SHARES

                                                                    AXT           BXT             CXT
                                                                 Inception      Inception      Inception
                                                                 3/27/1991      9/26/1991      11/27/1992
Initial Offering Price                                            $10.00         $10.00          $10.00
---------------------------------------------------------------------------------------------------------
Initial Offering and Underwriting Expenses
(Common and Preferred Stock)                                      -$0.67         -$0.66          -$0.67
---------------------------------------------------------------------------------------------------------
Accumulated Realized Gains or Losses at 12/31/1998                 $0.00          $0.00           $0.00
---------------------------------------------------------------------------------------------------------
SUBTOTAL                                                           $9.33          $9.34           $9.33
---------------------------------------------------------------------------------------------------------
Dividend Reserve
(Undistributed Net Investment Income) at 12/31/1998               +$0.80         +$0.79          +$0.54
---------------------------------------------------------------------------------------------------------
Unrealized Appreciation on Investments at 12/31/1998              +$1.24         +$1.42          +$1.59
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE ON 12/31/1998                           $11.37         $11.55          $11.46
---------------------------------------------------------------------------------------------------------


4  1998 ANNUAL REPORT                            AMERICAN MUNICIPAL TERM TRUSTS

FUND OVERVIEW CONTINUED


PORTFOLIO COMPOSITION

As a percentage of total assets on December 31, 1998


AMERICAN MUNICIPAL TERM TRUST

[CHART]

Water/Sewer/Pollution Control Revenue            7%
Leasing Revenue                                  3%
Education Revenue                                4%
Other Assets                                     3%
General Obligations                             17%
Hospital Revenue                                20%
Industrial Development Revenue                   1%
Sales/Excise Tax Revenue                        12%
Airport Revenue                                  1%
Housing Revenue                                  2%
Electric Revenue                                30%


AMERICAN MUNICIPAL TERM TRUST II

[CHART]

Water/Sewer/Pollution Control Revenue           10%
Leasing Revenue                                  5%
Education Revenue                                7%
Other Assets                                     1%
Multiple Utility Revenue                         2%
General Obligations                             17%
Hospital Revenue                                24%
Industrial Development Revenue                   2%
Sales/Excise Tax Revenue                         6%
Airport Revenue                                  1%
Housing Revenue                                  2%
Miscellaneous Revenue                            5%
Electric Revenue                                18%


AMERICAN MUNICIPAL TERM TRUST III

[CHART]


Water/Sewer/Pollution Control Revenue           20%
Education Revenue                                4%
Leasing Revenue                                 10%
Electric Revenue                                13%
General Obligations                             19%
Housing Revenue                                  5%
Other Assets                                     1%
Multiple Utility Revenue                         6%
Hospital Revenue                                22%


5  1998 ANNUAL REPORT                            AMERICAN MUNICIPAL TERM TRUSTS

FUND OVERVIEW CONTINUED

PREFERRED STOCK


The preferred stock issued by AXT, BXT and CXT pays dividends at a specified rate and has preference over common stock in the payments of dividends and the liquidation of assets. Rates paid on preferred stock are reset every seven days and are based on short-term, tax-exempt interest rates. Preferred shareholders accept these short-term rates in exchange for low credit risk (shares of preferred stock are rated AAA by Moody's and S&P) and high liquidity (shares of preferred stock trade at par and are remarketed every seven days). The proceeds from the sale of preferred stock are invested at intermediate and long-term tax-exempt rates. Because these intermediate- and long-term rates are normally higher than the short-term rates paid on preferred stock, common shareholders benefit by receiving higher dividends and/or an increase to the dividend reserve. However, the risk of having preferred stock is that if short-term rates rise higher than intermediate- and long-term rates, creating an inverted yield curve, common shareholders may receive a lower rate of return than if their fund did not have any preferred stock outstanding. This type of economic environment is unusual and historically has been short term in nature. Investors should also be aware that the issuance of preferred stock results in the leveraging of common stock, which increases the volatility of both the net asset value of the fund and the market value of shares of common stock.


6  1998 ANNUAL REPORT                            AMERICAN MUNICIPAL TERM TRUSTS

Financial Statements

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES  December 31, 1998
 ................................................................................

                                                                AMERICAN         AMERICAN         AMERICAN
                                                                MUNICIPAL       MUNICIPAL        MUNICIPAL
                                                               TERM TRUST     TERM TRUST II    TERM TRUST III
                                                              -------------   --------------   --------------
ASSETS:
Investments in securities at market value* (note 2) ........  $140,722,855    $ 120,288,470    $  86,322,454
Cash in bank on demand deposit .............................        55,948          172,520           83,562
Accrued interest receivable ................................     2,524,695        2,009,348        1,251,192
                                                              -------------   --------------   --------------
  Total assets .............................................   143,303,498      122,470,338       87,657,208
                                                              -------------   --------------   --------------
LIABILITIES:
Common stock dividends payable (note 2) ....................       458,261          380,296          251,750
Preferred stock dividends payable (note 3) .................        13,158           14,445           16,033
Payable for investment securities purchased on a when-issued
  basis (note 2) ...........................................     4,063,080               --               --
Accrued investment management fee ..........................        29,518           25,961           18,586
Accrued remarketing agent fee ..............................        41,912           34,939           20,642
Accrued administrative fee .................................        17,712           15,577           11,151
Other accrued expenses .....................................         8,116            7,275            5,323
                                                              -------------   --------------   --------------
  Total liabilities ........................................     4,631,757          478,493          323,485
                                                              -------------   --------------   --------------
  Net assets applicable to outstanding capital stock .......  $138,671,741    $ 121,991,845    $  87,333,723
                                                              -------------   --------------   --------------
                                                              -------------   --------------   --------------
COMPOSITION OF NET ASSETS:
Capital stock and additional paid-in capital (common and
  preferred stock) .........................................  $121,429,920    $ 105,774,191    $  76,084,420
Undistributed net investment income ........................     6,731,423        5,784,744        2,855,345
Unrealized appreciation of investments .....................    10,510,398       10,432,910        8,393,958
                                                              -------------   --------------   --------------
  Total - representing net assets applicable to outstanding
    capital stock ..........................................  $138,671,741    $ 121,991,845    $  87,333,723
                                                              -------------   --------------   --------------
                                                              -------------   --------------   --------------
* Investments in securities at identified cost .............  $130,212,457    $ 109,855,560    $  77,928,496
                                                              -------------   --------------   --------------
                                                              -------------   --------------   --------------
NET ASSET VALUE AND MARKET PRICE OF COMMON STOCK:
Net assets applicable to common stock ......................  $ 96,171,741    $  84,991,845    $  60,733,723
Shares of common stock outstanding (authorized 200 million
  shares for each fund of $0.01 par value) .................     8,455,000        7,355,820        5,300,000
Net asset value ............................................  $      11.37    $       11.55    $       11.46
Market price ...............................................  $      11.56    $       11.56    $       11.25
LIQUIDATION PREFERENCE OF PREFERRED STOCK:
Net assets applicable to preferred stock (note 3) ..........  $ 42,500,000    $  37,000,000    $  26,600,000
Shares of preferred stock outstanding (authorized 1 million
  shares for each fund) ....................................         1,700            1,480            1,064
Liquidation preference per share ...........................  $     25,000    $      25,000    $      25,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

             1998 Annual Report  7  American Municipal Term Trusts

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS  For the Year Ended December 31, 1998
 ................................................................................

                                                                                               AMERICAN
                                                                AMERICAN       AMERICAN       MUNICIPAL
                                                               MUNICIPAL       MUNICIPAL      TERM TRUST
                                                               TERM TRUST    TERM TRUST II       III
                                                              ------------   -------------   ------------
INCOME:
Interest  ..................................................  $ 8,455,291    $  7,268,265    $ 4,884,425
                                                              ------------   -------------   ------------

EXPENSES (NOTE 5):
Investment management fee ..................................      349,124         305,868        218,331
Administrative fee .........................................      209,474         183,521        130,999
Remarketing agent fee ......................................      107,726          93,783         67,423
Custodian and accounting fees ..............................       85,117          70,584         58,134
Transfer agent fees ........................................        3,677           3,158          2,397
Reports to shareholders ....................................       43,295          23,300         20,632
Directors' fees ............................................        9,339           9,339          9,339
Audit and legal fees .......................................       41,851          41,141         41,934
Other expenses .............................................       23,392          29,173         25,311
                                                              ------------   -------------   ------------
  Total expenses ...........................................      872,995         759,867        574,500
    Less expenses paid indirectly ..........................       (6,219)         (5,001)        (7,452)
                                                              ------------   -------------   ------------

  Total net expenses .......................................      866,776         754,866        567,048
                                                              ------------   -------------   ------------

  Net investment income ....................................    7,588,515       6,513,399      4,317,377
                                                              ------------   -------------   ------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain on investments (note 4) ..................      889,510         353,801        414,745
Net change in unrealized appreciation or depreciation of
  investments ..............................................   (1,829,143)     (1,013,370)       (42,338)
                                                              ------------   -------------   ------------

  Net gain (loss) on investments ...........................     (939,633)       (659,569)       372,407
                                                              ------------   -------------   ------------

    Net increase in net assets resulting from operations ...  $ 6,648,882    $  5,853,830    $ 4,689,784
                                                              ------------   -------------   ------------
                                                              ------------   -------------   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

             1998 Annual Report  8  American Municipal Term Trusts

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
 ................................................................................

                                                              AMERICAN MUNICIPAL TERM TRUST
                                                              -----------------------------
                                                               Year Ended      Year Ended
                                                                12/31/98        12/31/97
                                                              -------------   -------------
OPERATIONS:
Net investment income ......................................   $  7,588,515   $   7,673,737
Net realized gain on investments ...........................        889,510         353,781
Net change in unrealized appreciation or depreciation of
  investments ..............................................     (1,829,143)       (534,779)
                                                              -------------   -------------

  Net increase in net assets resulting from operations .....      6,648,882       7,492,739
                                                              -------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
  Common stock dividends ...................................     (5,499,132)     (5,499,132)
  Preferred stock dividends ................................     (1,385,872)     (1,464,545)
From net realized gains:
  Common stock dividends ...................................       (697,538)       (477,708)
  Preferred stock dividends ................................       (195,761)       (133,125)
                                                              -------------   -------------
  Total distributions ......................................     (7,778,303)     (7,574,510)
                                                              -------------   -------------
    Total decrease in net assets ...........................     (1,129,421)        (81,771)

Net assets at beginning of year ............................    139,801,162     139,882,933
                                                              -------------   -------------

Net assets at end of year ..................................   $138,671,741   $ 139,801,162
                                                              -------------   -------------
                                                              -------------   -------------

Undistributed net investment income ........................   $  6,731,423   $   6,028,533
                                                              -------------   -------------
                                                              -------------   -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

             1998 Annual Report  9  American Municipal Term Trusts

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
 ................................................................................

                                                              AMERICAN MUNICIPAL TERM TRUST
                                                                           II
                                                              -----------------------------
                                                               Year Ended      Year Ended
                                                                12/31/98        12/31/97
                                                              -------------   -------------
OPERATIONS:
Net investment income ......................................   $  6,513,399   $   6,520,017
Net realized gain on investments ...........................        353,801         507,944
Net change in unrealized appreciation or depreciation of
  investments ..............................................     (1,013,370)        564,172
                                                              -------------   -------------

  Net increase in net assets resulting from operations .....      5,853,830       7,592,133
                                                              -------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
  Common stock dividends ...................................     (4,563,551)     (4,563,551)
  Preferred stock dividends ................................     (1,291,977)     (1,264,544)
From net realized gains:
  Common stock dividends ...................................       (279,521)       (393,536)
  Preferred stock dividends ................................        (82,152)       (115,597)
                                                              -------------   -------------
  Total distributions ......................................     (6,217,201)     (6,337,228)
                                                              -------------   -------------
    Total increase (decrease) in net assets ................       (363,371)      1,254,905

Net assets at beginning of year ............................    122,355,216     121,100,311
                                                              -------------   -------------

Net assets at end of year ..................................   $121,991,845   $ 122,355,216
                                                              -------------   -------------
                                                              -------------   -------------

Undistributed net investment income ........................   $  5,784,744   $   5,131,623
                                                              -------------   -------------
                                                              -------------   -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

             1998 Annual Report  10  American Municipal Term Trusts

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
 ................................................................................

                                                              AMERICAN MUNICIPAL TERM TRUST
                                                                           III
                                                              -----------------------------
                                                               Year Ended      Year Ended
                                                                12/31/98        12/31/97
                                                              -------------   -------------
OPERATIONS:
Net investment income ......................................   $ 4,317,377    $   4,346,533
Net realized gain on investments ...........................       414,745          390,738
Net change in unrealized appreciation or depreciation of
  investments ..............................................       (42,338)       2,143,340
                                                              -------------   -------------

  Net increase in net assets resulting from operations .....     4,689,784        6,880,611
                                                              -------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
  Common stock dividends ...................................    (3,021,000)      (3,021,000)
  Preferred stock dividends ................................      (875,748)        (873,017)
From net realized gains:
  Common stock dividends ...................................      (323,300)        (367,290)
  Preferred stock dividends ................................      (102,809)        (116,919)
                                                              -------------   -------------
  Total distributions ......................................    (4,322,857)      (4,378,226)
                                                              -------------   -------------
    Total increase in net assets ...........................       366,927        2,502,385

Net assets at beginning of year ............................    86,966,796       84,464,411
                                                              -------------   -------------

Net assets at end of year ..................................   $87,333,723    $  86,966,796
                                                              -------------   -------------
                                                              -------------   -------------

Undistributed net investment income ........................   $ 2,855,345    $   2,443,912
                                                              -------------   -------------
                                                              -------------   -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

             1998 Annual Report  11  American Municipal Term Trusts

               Notes to Financial Statements
--------------------------------------------------------------------------------

(1) ORGANIZATION
 ............................
                American Municipal Term Trust Inc. (AXT), American Municipal Term Trust Inc. II (BXT) and American Municipal Term Trust Inc. III (CXT) (the funds) are registered under the Investment Company Act of 1940 (as amended) as diversified, closed-end management investment companies. AXT, BXT and CXT expect to terminate operations and distribute all of their net assets to shareholders on or shortly before April 15, 2001, April 15, 2002, and April 15, 2003, respectively, although termination may be extended to a date no later than April 15, 2006, April 15, 2007, and April 15, 2008, respectively. The funds invest primarily in investment grade municipal obligations including municipal zero-coupon securities. Fund shares are listed on the New York Stock Exchange under the symbols AXT, BXT and CXT, respectively.

(2) SUMMARY OF
    SIGNIFICANT
    ACCOUNTING
    POLICIES
 ............................
                INVESTMENTS IN SECURITIES
                Portfolio securities for which market quotations are readily available are valued at current market value. If market quotations or valuations are not readily available, or if such quotations or valuations are believed to be inaccurate, unreliable or not reflective of market value, portfolio securities are valued according to procedures adopted by the funds' board of directors in good faith at "fair value", that is, a price that the fund might reasonably expect to receive for the security or other asset upon its current sale.

                The current market value of certain fixed income securities is provided by an independent pricing service. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

                Securities transactions are accounted for on the date securities are purchased or sold. Realized gains and losses are calculated

--------------------------------------------------------------------------------

             1998 Annual Report  12  American Municipal Term Trusts

--------------------------------------------------------------------------------
                on the identified-cost basis. Interest income, including amortization of bond discount and premium, is recorded on an accrual basis.

                SECURITIES PURCHASED ON A WHEN-ISSUED BASIS
                Delivery and payment for securities that have been purchased by the funds on a when-issued or forward-commitment basis can take place a month or more after the transaction date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The funds segregate, with their custodian, assets with a market value equal to the amount of their purchase commitments.

                The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the funds' net asset values if the funds make such purchases while remaining substantially fully invested. As of December 31, 1998, American Municipal Term Trust Inc. had entered into outstanding when-issued or forward commitments of $4,063,080.

                FEDERAL TAXES
                Each fund is treated separately for federal income tax purposes. Each fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and not be subject to federal income tax. Therefore, no income tax provision is required. The funds intend to distribute their taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

                Net investment income and net realized gains and losses may differ for financial statement and tax purposes primarily because of market discount amortization. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend

--------------------------------------------------------------------------------

             1998 Annual Report  13  American Municipal Term Trusts

--------------------------------------------------------------------------------
                distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains or losses were recorded by the funds.

                On the statements of assets and liabilities, as a result of permanent book-to-tax differences, reclassification adjustments have been made as follows:

                                           AMERICAN        AMERICAN         AMERICAN
                                           MUNICIPAL      MUNICIPAL         MUNICIPAL
                                          TERM TRUST    TERM TRUST II    TERM TRUST III
                                          -----------   --------------   ---------------
Decrease undistributed net investment
  income ...............................     $  621         $4,750            $9,196
Decrease accumulated net realized loss
  on investments .......................     $4,405         $8,349            $9,196
Decrease additional paid-in capital ....     $3,784         $3,599                --

                DISTRIBUTIONS TO SHAREHOLDERS
                Distributions from net investment income are made monthly for common shareholders and weekly for preferred shareholders. Common stock distributions are recorded as of the close of business on the ex-dividend date and preferred stock dividends are accrued daily. Per share common stock distributions of $0.0542, $0.0517, and $0.0475, for American Municipal Term Trust Inc., American Municipal Term Trust Inc. II, and American Municipal Term Trust Inc. III, respectively, were declared in December and are payable in January. Net realized gains distributions, if any, will be made at least annually. Distributions are payable in cash or, for common shareholders pursuant to the funds' dividend reinvestment plans, reinvested in additional shares of the funds' common stock. Under the plans, common shares will be purchased in the open market.

                USE OF ESTIMATES
                The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from these estimates.

--------------------------------------------------------------------------------

             1998 Annual Report  14  American Municipal Term Trusts

--------------------------------------------------------------------------------

(3) REMARKETED
    PREFERRED
    STOCK
 ............................
                American Municipal Term Trust Inc., American Municipal Term Trust Inc. II, and American Municipal Term Trust Inc. III have issued and as of December 31, 1998, have outstanding 1,700 shares, 1,480 shares, and 1,064 shares, respectively, of remarketed preferred stock (RP) with a liquidation preference of $25,000 per share for each fund. The dividend rate on the RP is adjusted every seven days as determined by the remarketing agent.

                RP is a registered trademark of Merrill Lynch & Company.

(4) INVESTMENT
    SECURITY
    TRANSACTIONS
 ............................
                Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the year ended December 31, 1998, were as follows:

                                           AMERICAN       AMERICAN         AMERICAN
                                           MUNICIPAL     MUNICIPAL         MUNICIPAL
                                          TERM TRUST   TERM TRUST II    TERM TRUST III
                                          -----------  --------------   ---------------
Purchases ..............................  $14,333,348    $3,712,317        $4,338,287
Proceeds from sales ....................  $10,618,188    $2,776,487        $4,423,734

(5) EXPENSES
 ............................
                INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES
                On August 10, 1998, the funds entered into an investment advisory agreement with U.S. Bank National Association (U.S.
                Bank), acting through its division, First American Asset Management. Prior thereto, Piper Capital Management Incorporated, which was acquired by U.S. Bancorp on May 1, 1998, had served as the funds' advisor. U.S. Bank also serves as the funds' administrator under an administration agreement effective May 1, 1998. Prior thereto, Piper Capital provided services under an administration agreement through April 30, 1998.

                The investment advisory agreement provides the advisor with a monthly investment management fee in an amount equal to an annualized rate of 0.25% of the funds' average weekly net assets (computed by subtracting liabilities, which exclude preferred

--------------------------------------------------------------------------------

             1998 Annual Report  15  American Municipal Term Trusts

--------------------------------------------------------------------------------
                stock, from the value of the total assets of the funds). For its fee, the advisor provides investment advice and, in general, conducts the management and investment activity of the funds.

                The administration agreement provides the administrator with a monthly fee in an amount equal to an annualized rate of 0.15% of the funds' average weekly net assets (computed by subtracting liabilities, which exclude preferred stock, from the value of the total assets of the funds). For its fee, the administrator will provide regulatory reporting and record-keeping services for the funds.

                REMARKETING AGENT FEE
                The funds have entered into a remarketing agreement with Merrill Lynch, Pierce, Fenner & Smith (the remarketing agent). The remarketing agreement provides the remarketing agent with a monthly fee in an amount equal to an annualized rate of 0.25% of the funds' average amount of RP outstanding. For its fee, the remarketing agent will remarket shares of RP tendered to it, on behalf of shareholders thereof, and will determine the applicable dividend rate for each seven-day dividend period.

                OTHER FEES AND EXPENSES
                In addition to the investment management, administrative and the remarketing agent fees, the funds are responsible for paying most other operating expenses including: outside directors' fees and expenses; custodian fees; registration fees; printing and shareholder reports; transfer agent fees and expenses; legal, auditing and accounting services; insurance; interest; taxes and other miscellaneous expenses.

                Expenses paid indirectly represent a reduction of custodian fees for earnings on miscellaneous cash balances maintained by the funds.

--------------------------------------------------------------------------------

             1998 Annual Report  16  American Municipal Term Trusts

--------------------------------------------------------------------------------

(6) FINANCIAL
    HIGHLIGHTS
 ............................
                Per-share data for a share of common stock outstanding throughout each period and selected information for each period are as follows:

AMERICAN MUNICIPAL TERM TRUST
                                                    Year Ended December 31,
                                          --------------------------------------------
                                          1998(g)   1997     1996     1995      1994
                                          -------  -------  -------  -------  --------
PER-SHARE DATA
Net asset value, common stock, beginning
  of period ............................  $11.51   $ 11.52  $ 11.83  $ 10.52  $  11.89
                                          -------  -------  -------  -------  --------
Operations:
  Net investment income ................    0.90      0.91     0.93     0.94      0.93
  Net realized and unrealized gains
    (losses) on investments ............   (0.12 )   (0.02)   (0.35)    1.22     (1.50)
                                          -------  -------  -------  -------  --------
    Total from operations ..............    0.78      0.89     0.58     2.16     (0.57)
                                          -------  -------  -------  -------  --------
Distributions to shareholders:
  From net investment income
    Paid to common shareholders ........   (0.65 )   (0.65)   (0.65)   (0.65)    (0.65)
    Paid to preferred shareholders .....   (0.16 )   (0.17)   (0.17)   (0.20)    (0.15)
  From net realized gains
    Paid to common shareholders ........   (0.08 )   (0.06)   (0.05)      --        --
    Paid to preferred shareholders .....   (0.03 )   (0.02)   (0.02)      --        --
                                          -------  -------  -------  -------  --------
      Total distributions to
      shareholders .....................   (0.92 )   (0.90)   (0.89)   (0.85)    (0.80)
                                          -------  -------  -------  -------  --------
Net asset value, common stock, end of
  period ...............................  $11.37   $ 11.51  $ 11.52  $ 11.83  $  10.52
                                          -------  -------  -------  -------  --------
                                          -------  -------  -------  -------  --------
Market value, common stock, end of
  period ...............................  $11.56   $ 11.50  $ 11.25  $ 11.00  $  10.00
                                          -------  -------  -------  -------  --------
                                          -------  -------  -------  -------  --------
SELECTED INFORMATION
Total return, common stock, net asset
  value (a) ............................    5.37 %    6.22%    3.47%   18.93%    (6.34)%
Total return, common stock, market value
  (b) ..................................    7.11 %    8.89%    9.06%   16.91%    (2.11)%
Net assets at end of period (in
  millions) ............................  $  139   $   140  $   140  $   143  $    131
Ratio of expenses to average weekly net
  assets applicable to common shares
  (c) ..................................    0.90 %    0.90%    0.91%    0.88%     0.84%
Ratio of net investment income to
  average weekly net assets applicable
  to common stock (d) (e) ..............    6.40 %    6.39%    6.57%    6.53%     7.04%
Portfolio turnover rate (excluding
  short-term securities) ...............       8 %       4%       9%       1%        1%
Remarketed preferred stock outstanding
  end of period (in millions) ..........  $   43   $    43  $    43  $    43  $     43
Asset coverage ratio (f) ...............     326 %     329%     329%     335%      309%

(a) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE AND DOES NOT REFLECT A SALES CHARGE.
(b) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES PURSUANT TO THE FUND'S DIVIDEND REINVESTMENT PLAN.
(c) RATIO OF EXPENSES TO TOTAL AVERAGE WEEKLY NET ASSETS IS 0.63%, 0.63%, 0.64%, 0.61% AND 0.58% IN FISCAL YEARS 1998, 1997, 1996, 1995 AND 1994,
     RESPECTIVELY. DIVIDEND PAYMENTS TO PREFERRED SHAREHOLDERS ARE NOT CONSIDERED AN EXPENSE.
(d) RATIO REFLECTS TOTAL NET INVESTMENT INCOME LESS DIVIDENDS PAID TO PREFERRED SHAREHOLDERS FROM NET INVESTMENT INCOME DIVIDED BY NET ASSETS APPLICABLE TO COMMON SHARES.
(e) RATIO OF NET INVESTMENT INCOME TO TOTAL AVERAGE WEEKLY NET ASSETS IS 5.43%, 5.49%, 5.59%, 5.72% AND 5.80% IN FISCAL YEARS 1998, 1997, 1996, 1995 AND
     1994, RESPECTIVELY.
(f)  REPRESENTS TOTAL NET ASSETS DIVIDED BY REMARKETED PREFERRED STOCK.
(g) EFFECTIVE AUGUST 10, 1998, THE ADVISOR CHANGED FROM PIPER CAPITAL MANAGEMENT TO U.S. BANK.

--------------------------------------------------------------------------------

             1998 Annual Report  17  American Municipal Term Trusts

--------------------------------------------------------------------------------

(6) FINANCIAL
    HIGHLIGHTS
 ............................
                Per-share data for a share of common stock outstanding throughout each period and selected information for each period are as follows:

AMERICAN MUNICIPAL TERM TRUST II

                                                          Year Ended December 31,
                                          -------------------------------------------------------
                                            1998(g)       1997       1996       1995       1994
                                          -----------   --------   --------   --------   --------
PER-SHARE DATA
Net asset value, common stock, beginning
  of period ............................     $11.60     $  11.43   $  11.71   $  10.27   $  11.66
                                          -----------   --------   --------   --------   --------
Operations:
  Net investment income ................       0.89         0.89       0.90       0.90       0.90
  Net realized and unrealized gains
    (losses) on investments ............      (0.09)        0.14      (0.35)      1.37      (1.52)
                                          -----------   --------   --------   --------   --------
    Total from operations ..............       0.80         1.03       0.55       2.27      (0.62)
                                          -----------   --------   --------   --------   --------
Distributions to shareholders:
  From net investment income
    Paid to common shareholders ........      (0.62)       (0.62)     (0.62)     (0.62)     (0.62)
    Paid to preferred shareholders .....      (0.18)       (0.17)     (0.17)     (0.20)     (0.15)
  From net realized gains
    Paid to common shareholders ........      (0.04)       (0.05)     (0.03)     (0.01)        --
    Paid to preferred shareholders .....      (0.01)       (0.02)     (0.01)        --         --
                                          -----------   --------   --------   --------   --------
      Total distributions to
      shareholders .....................      (0.85)       (0.86)     (0.83)     (0.83)     (0.77)
                                          -----------   --------   --------   --------   --------
Net asset value, common stock, end of
  period ...............................     $11.55     $  11.60   $  11.43   $  11.71   $  10.27
                                          -----------   --------   --------   --------   --------
                                          -----------   --------   --------   --------   --------
Market value, common stock, end of
  period ...............................     $11.56     $  11.38   $  10.75   $  10.63   $   9.63
                                          -----------   --------   --------   --------   --------
                                          -----------   --------   --------   --------   --------
SELECTED INFORMATION
Total return, common stock, net asset
  value (a) ............................       5.36%        7.57%      3.33%     20.48%     (6.80)%
Total return, common stock, market value
  (b) ..................................       7.65%       12.46%      7.66%     17.28%     (4.83)%
Net assets at end of period (in
  millions) ............................     $  122     $    122   $    121   $    123   $    113
Ratio of expenses to average weekly net
  assets applicable to common shares
  (c) ..................................       0.89%        0.91%      0.92%      0.90%      0.88%
Ratio of net investment income to
  average weekly net assets applicable
  to common stock (d) (e) ..............       6.12%        6.21%      6.41%      6.35%      7.01%
Portfolio turnover rate (excluding
  short-term securities and dollar roll
  transactions) ........................          2%          %6         %6         %3         --
Remarketed preferred stock outstanding
  end of period (in millions) ..........     $   37     $     37   $     37   $     37   $     37
Asset coverage ratio (f) ...............        330%         331%       327%       333%       304%

(a) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE AND DOES NOT REFLECT A SALES CHARGE.
(b) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES PURSUANT TO THE FUND'S DIVIDEND REINVESTMENT PLAN.
(c) RATIO OF EXPENSES TO TOTAL AVERAGE WEEKLY NET ASSETS IS 0.62%, 0.64%, 0.64%, 0.62% AND 0.60% IN FISCAL YEARS 1998, 1997, 1996, 1995, AND 1994,
     RESPECTIVELY. DIVIDEND PAYMENTS TO PREFERRED SHAREHOLDERS ARE NOT CONSIDERED AN EXPENSE.
(d) RATIO REFLECTS TOTAL NET INVESTMENT INCOME LESS DIVIDENDS PAID TO PREFERRED SHAREHOLDERS FROM NET INVESTMENT INCOME DIVIDED BY NET ASSETS APPLICABLE TO COMMON SHARES.
(e) RATIO OF NET INVESTMENT INCOME TO TOTAL AVERAGE WEEKLY NET ASSETS IS 5.32%, 5.36%, 5.48%, 5.58% AND 5.72% IN FISCAL YEARS 1998, 1997, 1996, 1995, AND
     1994, RESPECTIVELY.
(f)  REPRESENTS TOTAL NET ASSETS DIVIDED BY REMARKETED PREFERRED STOCK.
(g) EFFECTIVE AUGUST 10, 1998, THE ADVISOR CHANGED FROM PIPER CAPITAL MANAGEMENT TO U.S. BANK.

--------------------------------------------------------------------------------

             1998 Annual Report  18  American Municipal Term Trusts

--------------------------------------------------------------------------------

(6) FINANCIAL
    HIGHLIGHTS
 ............................
                Per-share data for a share of common stock outstanding throughout each period and selected information for each period are as follows:

AMERICAN MUNICIPAL TERM TRUST III

                                                          Year Ended December 31,
                                          --------------------------------------------------------
                                            1998(g)       1997       1996       1995       1994
                                          -----------   --------   --------   --------   ---------
PER-SHARE DATA
Net asset value, common stock, beginning
  of period ............................     $11.39     $  10.92   $  11.11   $   9.31   $   10.95
                                          -----------   --------   --------   --------   ---------
Operations:
  Net investment income ................       0.81         0.82       0.83       0.83        0.83
  Net realized and unrealized gains
    (losses) on investments ............       0.08         0.47      (0.27)      1.73       (1.75)
                                          -----------   --------   --------   --------   ---------
    Total from operations ..............       0.89         1.29       0.56       2.56       (0.92)
                                          -----------   --------   --------   --------   ---------
Distributions to shareholders:
  From net investment income
    Paid to common shareholders ........      (0.57)       (0.57)     (0.57)     (0.57)      (0.57)
    Paid to preferred shareholders .....      (0.17)       (0.16)     (0.18)     (0.19)      (0.15)
  From net realized gain
    Paid to common shareholders ........      (0.06)       (0.07)        --         --          --
    Paid to preferred shareholders .....      (0.02)       (0.02)        --         --          --
                                          -----------   --------   --------   --------   ---------
      Total distributions to
      shareholders .....................      (0.82)       (0.82)     (0.75)     (0.76)      (0.72)
                                          -----------   --------   --------   --------   ---------
Net asset value, common stock, end of
  period ...............................     $11.46     $  11.39   $  10.92   $  11.11   $    9.31
                                          -----------   --------   --------   --------   ---------
                                          -----------   --------   --------   --------   ---------
Market value, common stock, end of
  period ...............................     $11.25     $  10.94   $  10.38   $  10.13   $    8.50
                                          -----------   --------   --------   --------   ---------
                                          -----------   --------   --------   --------   ---------
SELECTED INFORMATION
Total return, common stock, net asset
  value (a) ............................       6.28%       10.42%      3.65%     25.93%     (10.04)%
Total return, common stock, market value
  (b) ..................................       8.86%       11.93%      8.38%     26.32%     (10.93)%
Net assets at end of period (in
  millions) ............................     $   87     $     87   $     84   $     85   $      76
Ratio of expenses to average weekly net
  assets applicable to common shares
  (c) ..................................       0.95%        0.99%      1.01%      0.98%       0.96%
Ratio of net investment income to
  average weekly net assets applicable
  to common stock (d) (e) ..............       5.67%        5.91%      6.08%      6.05%       6.88%
Portfolio turnover rate (excluding
  short-term securities and dollar roll
  transactions) ........................          5%          %7         %3         %5          %3
Remarketed preferred stock outstanding
  end of period (in millions) ..........     $   27     $     27   $     27   $     27   $      27
Asset coverage ratio (f) ...............        328%         327%       318%       321%        285%

(a) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE AND DOES NOT REFLECT A SALES CHARGE.
(b) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES PURSUANT TO THE FUND'S DIVIDEND REINVESTMENT PLAN.
(c) RATIO OF EXPENSES TO TOTAL AVERAGE WEEKLY NET ASSETS IS 0.66%, 0.68%, 0.69%, 0.66% AND 0.64% IN FISCAL YEARS 1998, 1997, 1996, 1995 AND 1994,
     RESPECTIVELY. DIVIDEND PAYMENTS TO PREFERRED SHAREHOLDERS ARE NOT CONSIDERED AN EXPENSE.
(d) RATIO REFLECTS TOTAL NET INVESTMENT INCOME LESS DIVIDENDS PAID TO PREFERRED SHAREHOLDERS FROM NET INVESTMENT INCOME DIVIDED BY NET ASSETS APPLICABLE TO COMMON SHARES.
(e) RATIO OF NET INVESTMENT INCOME TO TOTAL AVERAGE WEEKLY NET ASSETS IS 4.94%, 5.09%, 5.26%, 5.38% AND 5.53% IN FISCAL YEARS 1998, 1997, 1996, 1995 AND
     1994, RESPECTIVELY.
(f)  REPRESENTS TOTAL NET ASSETS DIVIDED BY REMARKETED PREFERRED STOCK.
(g) EFFECTIVE AUGUST 10, 1998, THE ADVISOR CHANGED FROM PIPER CAPITAL MANAGEMENT TO U.S. BANK.

--------------------------------------------------------------------------------

             1998 Annual Report  19  American Municipal Term Trusts

Investments in Securities
--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST                                    December 31, 1998
 .......................................................................................

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

MUNICIPAL LONG-TERM SECURITIES (100.3%):
  CALIFORNIA (2.9%):
    Southern California Public Power Authority Power
      Project Revenue, 5.00%, 7/1/01 ....................  $ 4,000,000(f)   $  4,094,080
                                                                            ------------

  COLORADO (2.1%):
    Health Care Facility (FSA) (Prerefunded to 2/15/01),
      7.25%, 2/15/16 .                                       1,925,000(d)      2,104,776
    Health Facilities Authority Revenue, 4.10%-4.45%,
      1/1/99-1/1/01 .....................................      795,000           799,968
                                                                            ------------
                                                                               2,904,744
                                                                            ------------

  DISTRICT OF COLUMBIA (3.4%):
    General Obligation (MBIA) (Callable 6/1/00 at 102),
      6.75%, 6/1/08 .....................................       40,000            42,476
    General Obligation (MBIA) (Prerefunded to 6/1/00),
      6.75%, 6/1/08 .....................................    4,360,000(d)      4,646,190
                                                                            ------------
                                                                               4,688,666
                                                                            ------------

  FLORIDA (2.3%):
    Jacksonville Electric Authority (Prerefunded to
      10/1/00), 7.00%, 10/1/12 ..........................    3,000,000(d)      3,229,530
                                                                            ------------

  GEORGIA (2.2%):
    Municipal Electric Authority (MBIA) (Prerefunded to
      1/1/01), 7.00%, 1/1/16 ............................    2,840,000(d)      3,083,956
                                                                            ------------

  HAWAII (0.5%):
    State Department Budget and Finance, 4.45%,
      7/1/01 ............................................      720,000           725,623
                                                                            ------------

  ILLINOIS (8.5%):
    Chicago Motor Fuel Tax (AMBAC) (Prerefunded to
      1/1/01), 7.10%, 1/1/11 ............................    1,525,000(d)      1,658,483
    Health Facility-Evangelical Hospital (FSA) (Callable
      1/1/01 at 102), 7.13%, 1/1/21 .....................    2,500,000         2,690,400
    Higher Education Facility-Augustana College (Connie
      Lee), 4.80%, 10/1/01 ..............................      500,000           513,370
    State Dedicated Tax - Civic Center (Prerefunded to
      12/15/00), 7.00%, 12/15/13 ........................      555,000(d)        603,335
    State Sales Tax Revenue (Prerefunded to 6/15/01),
      6.90%, 6/15/12-6/15/13 ............................    2,300,000(d)      2,519,052

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

             1998 Annual Report  20  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
    State Sales Tax Revenue (Prerefunded to 6/15/99),
      7.25%, 6/15/14 .                                     $ 3,650,000(d)   $  3,791,109
                                                                            ------------
                                                                              11,775,749
                                                                            ------------

  INDIANA (5.2%):
    Hamilton S.E. School Building Corporation (AMBAC)
      (Callable 1/1/01 at 102), 7.00%, 7/1/08 ...........    3,445,000         3,726,973
    Indiana Bond Bank, 5.00%, 2/1/01 ....................      650,000           666,198
    Marion County Convention Center (AMBAC) (Callable
      6/1/01 at 102), 7.00%, 6/1/10 .....................      345,000           375,767
    Marion County Convention Center (AMBAC) (Prerefunded
      to 6/1/01), 7.00%, 6/1/10 .........................      870,000(d)        953,659
    St. Joseph County Hospital Authority (MBIA) (Callable
      8/15/01 at 102), 7.00%, 8/15/11 ...................    1,000,000         1,101,710
    Whitley County Middle School Building Corp. (FSA),
      3.90%, 1/10/99 .                                         455,000           455,096
                                                                            ------------
                                                                               7,279,403
                                                                            ------------

  IOWA (1.0%):
    Dubuque Hospital Revenue (Callable 1/1/02 at 102),
      6.88%, 1/1/12 .                                        1,000,000         1,080,820
    Keokuk Hospital Facility Revenue, 4.40%-4.60%,
      12/1/00-12/1/01 ...................................      240,000           240,780
                                                                            ------------
                                                                               1,321,600
                                                                            ------------

  MAINE (2.4%):
    Municipal Bond Bank (Prerefunded to 11/1/01), 7.20%,
      11/1/13 ...........................................    3,000,000(d)      3,340,920
                                                                            ------------

  MINNESOTA (0.9%):
    East Grand Forks Industrial Development Revenue
      (Callable 4/1/01 at 102), 8.00%, 4/1/11 ...........    1,000,000         1,077,380
    Moorhead Gross Revenue, 4.75%, 12/1/00 ..............      115,000           116,033
                                                                            ------------
                                                                               1,193,413
                                                                            ------------

  NEBRASKA (0.8%):
    Hospital Lease Investment Financing (MBIA)
      (Prerefunded to 3/1/01), 7.00%, 3/1/06 ............    1,000,000(d)      1,090,050
                                                                            ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

             1998 Annual Report  21  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
  NEVADA (6.4%):
    Clark County School District (MBIA) (Prerefunded to
      6/1/01), 7.00%, 6/1/09 ............................  $ 3,000,000(d)   $  3,261,690
    University of Nevada Revenue (AMBAC) (Prerefunded to
      7/1/00), 7.13%, 7/1/16 ............................    2,720,000(d)      2,920,954
    Washoe County Limited Tax General Obligation,
      Zero-Coupon (MBIA), 7.12%, 7/1/06 .................    3,725,000(b)      2,715,339
                                                                            ------------
                                                                               8,897,983
                                                                            ------------

  NEW YORK (3.7%):
    New York City General Obligation, 5.00%, 8/1/01 .....    4,000,000         4,128,680
    State Local Government Assistance Corp., 6.00%,
      4/1/99 ............................................    1,000,000         1,007,380
                                                                            ------------
                                                                               5,136,060
                                                                            ------------

  OHIO (0.6%):
    Franklin County Health Care Facility Revenue,
      4.30%-4.50%, 8/15/99-8/15/01 ......................      890,000           893,691
                                                                            ------------

  OKLAHOMA (1.3%):
    Tulsa County Independent School District No. 5,
      6.00%, 7/1/00-7/1/01 ..............................    1,670,000         1,745,681
                                                                            ------------

  PENNSYLVANIA (3.1%):
    Higher Education-Duquesne University (MBIA) (Callable
      4/1/01 at 100), 7.00%, 4/1/10 .....................    1,000,000         1,073,000
    Sayre Healthcare Facility (AMBAC) (Callable 3/1/01 at
      102), 7.00%, 3/1/11 ...............................    3,000,000         3,240,000
                                                                            ------------
                                                                               4,313,000
                                                                            ------------

  SOUTH DAKOTA (3.6%):
    Health and Education Facility Revenue (Callable
      5/1/01 at 102), 7.00%, 11/1/07 ....................    2,500,000         2,715,175
    Rapid City Area School District (MBIA) (Prerefunded
      to 1/1/02), 7.20%, 1/1/11 .........................    1,770,000(d)      1,948,717
    Sioux Falls Health Facilities Revenue (AMBAC)
      (Callable 12/01/99 at 100), 4.45%, 6/1/01 .........      370,000           372,257
                                                                            ------------
                                                                               5,036,149
                                                                            ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

             1998 Annual Report  22  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
  TENNESSEE (2.8%):
    Bristol Health and Education Facility (FGIC)
      (Prerefunded to 3/1/01), 7.00%, 9/1/11 ............  $ 1,000,000(d)   $  1,089,390
    Housing Development Authority (FSA) (Callable 7/1/00
      at 103), 7.60%, 7/1/16 ............................    1,700,000         1,783,453
    Memphis-Shelby County Airport Authority (MBIA), AMT,
      5.25%, 2/15/01 ....................................    1,000,000(e)      1,032,760
                                                                            ------------
                                                                               3,905,603
                                                                            ------------

  TEXAS (19.1%):
    Abliene Health Care Facility Development,
      4.10%-4.70%, 11/15/99-11/15/01 ....................    1,450,000         1,450,872
    Austin Utility System Revenue (BIG) (Prerefunded to
      5/15/01), 8.00%, 11/15/16 .........................      500,000(d)        549,560
    Corpus Christi Utility System Revenue (FGIC)
      (Callable 7/15/00 at 102), 7.00%, 7/15/10 .........    1,500,000         1,603,065
    Harris County Health Facilities (FSA) (Callable
      10/1/01 at 102), 6.85%, 10/1/06 ...................    2,000,000         2,203,740
    Houston Hotel Occupancy (FGIC) (Prerefunded to
      7/1/01), 7.00%, 7/1/15 ............................    4,700,000(d)      5,078,820
    Houston Independent School District, Zero-Coupon
      (AMBAC), 7.14%, 8/15/06 ...........................    4,285,000(b)      3,098,269
    Lower Colorado River Authority (AMBAC) (Callable
      1/1/01 at 102), 7.00%, 1/1/11 .....................      415,000           447,706
    Lower Colorado River Authority (AMBAC) (Prerefunded
      to 1/1/01), 7.00%, 1/1/11 .........................      585,000(d)        635,251
    Lower Colorado River Authority, Zero-Coupon (AMBAC),
      7.17%, 1/1/06 .....................................      765,000(b)        567,967
    Municipal Power Agency, Zero-Coupon (AMBAC), 7.11%,
      9/1/06 ............................................    3,000,000(b)      2,165,040
    San Antonio Electric and Gas, Zero-Coupon (FGIC),
      7.11%, 2/1/06 .....................................    3,000,000(b)      2,219,430
    Trinity River Authority (AMBAC) (Prerefunded to
      8/1/00), 7.10%, 8/1/16 ............................    2,250,000(d)      2,379,442
    Weatherford Utility System, Water Revenue (MBIA)
      (Prerefunded to 9/1/01), 7.00%, 9/1/11 ............    3,750,000(d)      4,071,187
                                                                            ------------
                                                                              26,470,349
                                                                            ------------

  UTAH (2.9%):
    Intermountain Power Agency (FSA), 5.25%, 7/1/01 .....    3,810,000         3,956,228
                                                                            ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

             1998 Annual Report  23  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
  WASHINGTON (15.6%):
    Chelan County Public Utilities District (MBIA), AMT,
      5.20%-5.35%, 7/1/00-7/1/01 ........................  $   885,000(e)   $    910,322
    King and Snohomish Counties School District (FGIC)
      (Prerefunded to 12/1/00), 7.00%, 12/1/09 ..........    1,450,000(d)      1,547,208
    Public Power Supply System (Prerefunded to 1/1/00),
      7.25%, 7/1/15                                          1,435,000(d)      1,520,139
    Public Power Supply System (Prerefunded to 1/1/01),
      7.63%, 7/1/10                                          5,000,000(d)      5,482,200
    Public Power Supply System (Prerefunded to 7/1/00),
      7.38%, 7/1/12                                          1,550,000(d)      1,668,839
    Public Power Supply System, Zero-Coupon (BIG), 7.15%,
      7/1/06 ............................................    1,500,000(b)      1,090,230
    Public Power Supply System, Zero-Coupon (FGIC),
      7.17%, 7/1/06 .....................................    5,000,000(b)      3,634,100
    Public Power Supply Systems, 5.00%-5.25%,
      7/1/00-7/1/01 .....................................    3,500,000         3,599,585
    Seattle Water Revenue (Prerefunded to 5/1/00), 7.25%,
      5/1/17 ............................................    2,000,000(d)      2,140,500
                                                                            ------------
                                                                              21,593,123
                                                                            ------------

  WEST VIRGINIA (3.5%):
    School Building Authority (MBIA) (Prerefunded to
      7/1/00), 7.25%, 7/1/15 ............................    4,000,000(d)      4,302,480
    State Water Development Authority (FSA) (Callable
      11/1/01 at 102), 7.00%, 11/1/11 ...................      500,000           550,380
                                                                            ------------
                                                                               4,852,860
                                                                            ------------

  WISCONSIN (5.5%):
    Amery Revenue, 4.50%-4.65%, 6/1/00-6/1/01 ...........      780,000           783,326
    Health and Education Facilities-Gundersen Clinic
      (FSA), 5.50%, 12/1/01 .............................    2,500,000         2,620,575
    Health and Education Facilities-Waukesha Hospital
      (AMBAC) (Callable 8/15/00 at 102), 7.25%,
      8/15/19 ...........................................      105,000           112,379
    Health and Education Facilities-Waukesha Hospital
      (AMBAC) (Prerefunded to 8/15/00), 7.25%,
      8/15/19 ...........................................    1,570,000(d)      1,694,909
    Health and Education Facility (MBIA) (Prerefunded to
      6/1/00), 7.00%, 6/1/20 ............................    1,600,000(d)      1,710,976
    Neenah Industrial Development Revenue (Callable
      6/1/00 at 101), AMT, 6.75%, 6/1/12 ................      650,000(e)        677,229
                                                                            ------------
                                                                               7,599,394
                                                                            ------------

      Total Municipal Long-Term Securities
        (cost: $128,617,457) ............................                    139,127,855
                                                                            ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

             1998 Annual Report  24  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
MUNICIPAL SHORT-TERM SECURITIES (1.2%):
  MICHIGAN (0.2%):
    Flint Hospital Building Authority, 4.00%, 7/1/15 ....  $   300,000(c)   $    300,000
                                                                            ------------

  NEW YORK (1.0%):
    New York City, Municipal Water Authority, 5.20%,
      6/15/25 ...........................................      200,000(c)        200,000
    New York City, Series B, 5.00%, 10/1/20 .............      745,000(c)        745,000
    New York City, Subseries A-10, 4.05%, 8/1/17 ........      200,000(c)        200,000
    New York City, Subseries B-4, 4.40%, 8/15/22 ........      150,000(c)        150,000
                                                                            ------------
                                                                               1,295,000
                                                                            ------------

      Total Municipal Short-Term Securities
        (cost: $1,595,000) ..............................                      1,595,000
                                                                            ------------

      Total Investments in Securities
        (cost: $130,212,457) (g) ........................                   $140,722,855
                                                                            ------------
                                                                            ------------

NOTES TO INVESTMENTS IN SECURITIES:
(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 TO THE FINANCIAL STATEMENTS.
(b) FOR ZERO-COUPON INVESTMENTS, THE INTEREST RATE SHOWN IS THE EFFECTIVE YIELD ON THE DATE OF PURCHASE.
(c) FLOATING OR VARIABLE RATE OBLIGATION MATURING IN MORE THAN ONE YEAR. THE INTEREST RATE, WHICH IS BASED ON SPECIFIC, OR AN INDEX OF, MARKET INTEREST RATES, IS SUBJECT TO CHANGE PERIODICALLY AND IS THE EFFECTIVE RATE ON DECEMBER 31, 1998. THIS INSTRUMENT MAY ALSO HAVE A DEMAND FEATURE WHICH ALLOWS THE RECOVERY OF PRINCIPAL AT ANY TIME, OR AT SPECIFIED INTERVALS NOT EXCEEDING ONE YEAR, ON UP TO 30 DAYS' NOTICE. MATURITY DATE SHOWN REPRESENTS FINAL MATURITY.
(d) PREREFUNDED ISSUES ARE BACKED BY U.S. GOVERNMENT OBLIGATIONS. THESE BONDS ARE CALLED AND MATURE AT THE CALL DATE INDICATED.
(e) AMT - ALTERNATIVE MINIMUM TAX. AS OF DECEMBER 31, 1998, THE AGGREGATE MARKET VALUE OF SECURITIES SUBJECT TO THE ALTERNATIVE MINIMUM TAX IS $2,620,311, WHICH REPRESENTS 1.89% OF NET ASSETS.
(f) ON DECEMBER 31 1998, THE TOTAL COST OF INVESTMENTS PURCHASED ON A WHEN-ISSUED BASIS WAS $4,063,080.
(g) ON DECEMBER 31, 1998, THE COST OF INVESTMENTS IN SECURITIES FOR FEDERAL INCOME TAX PURPOSES WAS $130,071,110. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS IN SECURITIES BASED ON THIS COST WERE AS FOLLOWS:

      GROSS UNREALIZED APPRECIATION ......  $ 10,651,745
      GROSS UNREALIZED DEPRECIATION ......            --
                                            ------------
        NET UNREALIZED APPRECIATION ......  $ 10,651,745
                                            ------------
                                            ------------

--------------------------------------------------------------------------------

             1998 Annual Report  25  American Municipal Term Trusts

Investments in Securities
--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST II                                 December 31, 1998
 .......................................................................................

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

MUNICIPAL LONG-TERM SECURITIES (98.1%):
  FLORIDA (4.8%):
    Manatee County, Zero-Coupon (MBIA), 6.91%,
      10/1/07 ...........................................  $ 2,995,000(b)   $  2,074,726
    University Community Hospital (FSA) (Prerefunded to
      9/1/00), 7.50%, 9/1/11 ............................    3,500,000(e)      3,800,930
                                                                            ------------
                                                                               5,875,656
                                                                            ------------
  ILLINOIS (22.1%):
    Belleville General Obligation (FGIC) (Prerefunded to
      12/1/01), 7.13%, 12/1/08 ..........................    1,000,000(e)      1,096,590
    Carbondale General Obligation (FGIC) (Prerefunded to
      5/1/01), 6.90%, 5/1/12 ............................    3,200,000(e)      3,437,600
    Central Lake County, Zero-Coupon (MBIA), 6.98%,
      5/1/07 ............................................    2,370,000(b)      1,650,397
    Chicago Motor Fuel Tax (AMBAC) (Prerefunded to
      1/1/01), 7.10%, 1/1/11 ............................    1,500,000(e)      1,631,295
    Chicago Wastewater Revenue (FGIC) (Prerefunded to
      11/15/00), 6.75%, 11/15/20 ........................    2,000,000(e)      2,158,940
    Cook County General Obligation (AMBAC) (Prerefunded
      to 11/1/01), 6.75%, 11/1/18 .......................    5,000,000(e)      5,510,700
    Decatur, Zero-Coupon (AMBAC), 6.98%, 10/1/07 ........    1,250,000(b)        854,850
    Health Facility-Evangelical Hospital (escrowed to
      maturity) (Callable 4/15/02 at 102), 6.75%,
      4/15/12 ...........................................      990,000         1,193,950
    Health Facility-Evangelical Hospital (Prerefunded to
      4/15/02), 6.75%, 4/15/12-4/15/17 ..................    1,190,000(e)      1,319,996
    Health Facility-Highland Park Hospital (FGIC), 5.30%,
      10/1/02 ...........................................    1,265,000         1,319,420
    Higher Education Facility-Augustana College (Connie
      Lee), 4.90%, 10/1/02 ..............................      500,000           516,905
    Kane County Public Building Authority (MBIA)
      (Prerefunded to 12/1/99), 6.88%, 12/1/10 ..........    1,000,000(e)      1,034,400
    Kendall, Kane, and Will Counties, Zero-Coupon (FGIC),
      6.96%, 3/1/07                                            975,000(b)        683,894
    Lake County Water and Sewer System (AMBAC)
      (Prerefunded to 12/1/01), 6.75%,
      12/1/08-12/1/09 ...................................    4,215,000(e)      4,579,345
                                                                            ------------
                                                                              26,988,282
                                                                            ------------
  INDIANA (13.4%):
    Boonville School Building Corporation (Callable
      7/1/02 at 102), 6.90%, 7/1/09 .....................    2,000,000         2,211,420
    Indiana Bond Bank, 5.15%, 2/1/02 ....................      900,000           931,455
    Indiana University, Zero-Coupon (AMBAC), 7.07%,
      8/1/07 ............................................    3,180,000(b)      2,196,076

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

             1998 Annual Report  26  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST II
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
    Lake Central Multi-District School Building
      Corporation (Prerefunded to 7/15/01), 7.00%,
      1/15/14-1/15/18 ...................................  $ 2,500,000(e)   $  2,746,250
    Noblesville/Hamilton County School Building
      Corporation (Prerefunded to 2/1/01), 7.00%,
      2/1/13 ............................................    1,000,000(e)      1,087,010
    Port Commission, Cargill Inc. Project (Callable
      5/1/02 at 102), 6.88%, 5/1/12 .....................      450,000(c)        489,438
    Purdue University (AMBAC) (Prerefunded to 7/1/01),
      7.00%, 7/1/14 .....................................    3,000,000(e)      3,295,920
    St. Joseph County Hospital Authority (MBIA) (Callable
      12/1/01 at 102), 7.00%, 12/1/12 ...................    3,000,000         3,331,320
                                                                            ------------
                                                                              16,288,889
                                                                            ------------
  IOWA (3.0%):
    Keokuk Hospital Facility Revenue, 4.70%, 12/1/02 ....      125,000           125,554
    Mason City Hospital Facilities (FSA) (Prerefunded to
      8/15/01), 6.88%, 8/15/09 ..........................    1,265,000(e)      1,390,754
    Polk County Health Facilities (MBIA) (Prerefunded to
      11/1/01), 7.10%, 11/1/09 ..........................    1,895,000(e)      2,088,915
                                                                            ------------
                                                                               3,605,223
                                                                            ------------
  KENTUCKY (1.0%):
    Owensboro Electric Light and Power, Zero-Coupon
      (AMBAC), 6.91%, 1/1/07 ............................    1,775,000(b)      1,268,894
                                                                            ------------
  LOUISIANA (3.1%):
    New Orleans General Obligation, Zero-Coupon (AMBAC),
      7.01%, 9/1/07 .....................................    5,000,000(b)      3,452,250
    Parrish of St. Martin, Cargill Inc. Project (Callable
      10/1/02 at 102), 6.63%, 10/1/12 ...................      300,000(c)        324,474
                                                                            ------------
                                                                               3,776,724
                                                                            ------------
  MICHIGAN (0.9%):
    State Housing Development Authority (FSA) (Callable
      10/15/02 at 103), 6.85%, 10/15/18 .................    1,000,000         1,081,040
                                                                            ------------
  MONTANA (1.8%):
    State Board of Investment (MBIA) (escrowed to
      maturity) (Callable 6/1/01 at 102), 6.88%,
      6/1/20 ............................................    2,000,000         2,183,980
                                                                            ------------
  NEVADA (1.7%):
    Clark County School District (FGIC), 5.75%,
      6/15/02 ...........................................    2,000,000         2,129,400
                                                                            ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

             1998 Annual Report  27  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST II
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
  NEW HAMPSHIRE (0.9%):
    Single Family Housing Authority (Callable 7/1/03 at
      102), 5.85%, 7/1/10 ...............................  $ 1,000,000      $  1,042,740
                                                                            ------------
  NEW JERSEY (1.8%):
    State Educational Facilities Authority (Callable
      7/1/01 at 102), 6.88%, 7/1/10 .....................    2,000,000         2,145,940
                                                                            ------------
  NEW YORK (1.7%):
    Long Island Power Authority, 4.00%, 4/1/02 ..........    1,000,000         1,004,490
    New York City General Obligation, 5.10%, 8/1/02 .....    1,000,000         1,041,770
                                                                            ------------
                                                                               2,046,260
                                                                            ------------
  NORTH DAKOTA (4.7%):
    Bismark Hospital Revenue (AMBAC) (Callable 5/1/01 at
      102), 6.90%, 5/1/06 ...............................    4,300,000         4,676,766
    Grand Forks Health Care Authority (MBIA) (Callable
      12/1/01 at 102), 6.63%, 12/1/10 ...................    1,000,000         1,091,160
                                                                            ------------
                                                                               5,767,926
                                                                            ------------
  OKLAHOMA (0.7%):
    Tulsa County Independent School District No. 5,
      5.00%, 7/1/02 .....................................      850,000           881,441
                                                                            ------------
  SOUTH CAROLINA (1.4%):
    Lexington County Health Services (FSA) (Prerefunded
      to 10/1/01), 6.75%, 10/1/18 .......................    1,600,000(e)      1,761,072
                                                                            ------------
  SOUTH DAKOTA (0.5%):
    Health & Education Facility Revenue (AMBAC), 4.50%,
      8/1/02 ............................................      565,000           578,876
                                                                            ------------
  TENNESSEE (1.1%):
    Memphis-Shelby County Airport Authority (MBIA), AMT,
      5.25%, 2/15/02 ....................................    1,235,000(f)      1,287,018
                                                                            ------------
  TEXAS (8.7%):
    Abilene Health Facility Development, 4.80%,
      11/15/02 ..........................................      605,000           605,605
    Harris County Health Facilities (FSA) (Callable
      10/1/01 at 102), 7.00%, 10/1/14 ...................    2,225,000         2,460,316
    Houston Hotel Occupancy (FGIC) (Prerefunded to
      7/1/01), 7.00%, 7/1/15 ............................    5,095,000(e)      5,505,657
    Houston Water and Sewer, Zero-Coupon (AMBAC), 6.91%,
      12/1/07 ...........................................    3,000,000(b)      2,042,190
                                                                            ------------
                                                                              10,613,768
                                                                            ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

             1998 Annual Report  28  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST II
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
  WASHINGTON (16.9%):
    Chelan County Public Utilities District (Callable
      7/1/03 at 100), AMT, 7.60%, 7/1/25 ................  $ 3,000,000(f)   $  3,386,130
    Chelan County Public Utilities District (MBIA), AMT,
      5.45%, 7/1/02 .....................................      385,000(f)        404,477
    Clark County Public Utility District (FGIC)
      (Prerefunded to 1/1/01), 6.50%, 1/1/11 ............    2,000,000(e)      2,152,240
    King and Snohomish Counties School District (FGIC)
      (Prerefunded to 12/1/02), 6.63%, 12/1/12 ..........      300,000(e)        331,596
    Public Power Supply System, 5.25%, 7/1/01 ...........    2,000,000         2,071,440
    Public Power Supply System (Prerefunded to 1/1/00),
      7.25%, 7/1/15                                          3,875,000(e)      4,104,904
    Public Power Supply System (Prerefunded to 7/1/00),
      7.00%-7.38%, 7/1/11-7/1/12 ........................    5,225,000(e)      5,621,898
    Public Power Supply System (Prerefunded to 7/1/01),
      6.75%, 7/1/11                                          1,350,000(e)      1,473,795
    Snohomish County Solid Waste Revenue (MBIA) (Callable
      12/1/01 at 102), 7.00%, 12/1/10 ...................    1,000,000         1,111,320
                                                                            ------------
                                                                              20,657,800
                                                                            ------------
  WEST VIRGINIA (4.0%):
    School Building Authority (MBIA) (Prerefunded to
      7/1/00), 6.75%, 7/1/17 ............................    2,500,000(e)      2,671,300
    State Water Development Authority (Prerefunded to
      11/1/01), 7.30%-7.40%, 11/1/11-11/1/19 ............    2,000,000(e)      2,234,310
                                                                            ------------
                                                                               4,905,610
                                                                            ------------
  WISCONSIN (3.9%):
    Amery Revenue, 4.80%, 6/1/02 ........................      420,000           423,167
    Health and Education Facilities-Gundersen Clinic
      (FSA), 5.10%, 12/1/02 .............................    3,000,000         3,130,590
    Neenah Industrial Development Revenue (Callable
      6/1/00 at 101), AMT, 6.75%, 6/1/12 ................    1,150,000(f)      1,198,174
                                                                            ------------
                                                                               4,751,931
                                                                            ------------

      Total Municipal Long-Term Securities
        (cost: $109,205,560) ............................                    119,638,470
                                                                            ------------

MUNICIPAL SHORT-TERM SECURITIES (0.6%):
  ILLINOIS (0.2%):
    Health Facilities Authority, 5.10%, 11/1/20 .........      200,000(d)        200,000
                                                                            ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

             1998 Annual Report  29  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST II
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
  INDIANA (0.4%):
    Hospital Equipment Finance Authority, 4.00%,
      12/1/15 ...........................................  $   450,000(d)   $    450,000
                                                                            ------------

      Total Municipal Short-Term Securities
        (cost: $650,000) ................................                        650,000
                                                                            ------------

      Total Investments in Securities
        (cost: $109,855,560) (g) ........................                   $120,288,470
                                                                            ------------
                                                                            ------------

NOTES TO INVESTMENTS IN SECURITIES:
(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 TO THE FINANCIAL STATEMENTS.
(b) FOR ZERO-COUPON INVESTMENTS, THE INTEREST RATE SHOWN IS THE EFFECTIVE YIELD ON THE DATE OF PURCHASE.
(c) SECURITIES PURCHASED AS PART OF A PRIVATE PLACEMENT WHICH HAVE NOT BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION UNDER THE SECURITIES ACT OF 1933 AND ARE CONSIDERED TO BE ILLIQUID. ON DECEMBER 31, 1998, THE TOTAL MARKET VALUE OF THESE INVESTMENTS WAS $813,912 OR 0.67% OF TOTAL NET ASSETS.
(d) FLOATING OR VARIABLE RATE OBLIGATION MATURING IN MORE THAN ONE YEAR. THE INTEREST RATE, WHICH IS BASED ON SPECIFIC, OR AN INDEX OF, MARKET INTEREST RATES, IS SUBJECT TO CHANGE PERIODICALLY AND IS THE EFFECTIVE RATE ON DECEMBER 31, 1998. THIS INSTRUMENT MAY ALSO HAVE A DEMAND FEATURE WHICH ALLOWS THE RECOVERY OF PRINCIPAL AT ANY TIME, OR AT SPECIFIED INTERVALS NOT EXCEEDING ONE YEAR, ON UP TO 30 DAYS' NOTICE. MATURITY DATE SHOWN REPRESENTS FINAL MATURITY.
(e) PREREFUNDED ISSUES ARE BACKED BY U.S. GOVERNMENT OBLIGATIONS. THESE BONDS ARE CALLED AND MATURE AT THE CALL DATE INDICATED.
(f) AMT - ALTERNATIVE MINIMUM TAX. AS OF DECEMBER 31, 1998, THE AGGREGATE MARKET VALUE OF SECURITIES SUBJECT TO THE ALTERNATIVE MINIMUM TAX IS $6,275,799, WHICH REPRESENTS 5.14% OF NET ASSETS.
(g) ON DECEMBER 31, 1998, THE COST OF INVESTMENTS IN SECURITIES FOR FEDERAL INCOME TAX PURPOSES WAS $109,756,352. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS IN SECURITIES BASED ON THIS COST WERE AS FOLLOWS:

      GROSS UNREALIZED APPRECIATION ......  $ 10,532,118
      GROSS UNREALIZED DEPRECIATION ......            --
                                            ------------
        NET UNREALIZED APPRECIATION ......  $ 10,532,118
                                            ------------
                                            ------------

--------------------------------------------------------------------------------

             1998 Annual Report  30  American Municipal Term Trusts

Investments in Securities
--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST III                                December 31, 1998
 .......................................................................................

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

MUNICIPAL LONG-TERM SECURITIES (98.8%):
  ALABAMA (0.6%):
    Agricultural and Mechanical University Revenue (MBIA)
      (Callable 11/1/02 at 102), 6.45%, 11/1/17 .........  $   500,000      $    557,190
                                                                            ------------
  CALIFORNIA (1.2%):
    State Housing Finance Revenue (FHA), 4.80%,
      8/1/03 ............................................    1,000,000         1,017,230
                                                                            ------------
  COLORADO (2.4%):
    Health Facilities Authority Revenue, 4.65%,
      1/1/03 ............................................    1,055,000         1,069,095
    Snowmass Village Multifamily Housing (FSA) (Callable
      12/15/02 at 102), 6.25%, 12/15/16 .................    1,000,000         1,055,980
                                                                            ------------
                                                                               2,125,075
                                                                            ------------
  DISTRICT OF COLUMBIA (3.6%):
    Catholic University of America (Connie Lee) (Callable
      10/1/03 at 102), 6.30%, 10/1/13 ...................    1,000,000         1,095,610
    General Obligation (MBIA), 4.75%, 6/1/03 ............    1,960,000         2,018,525
                                                                            ------------
                                                                               3,114,135
                                                                            ------------
  FLORIDA (0.8%):
    Broward County School District, Zero-Coupon (MBIA),
      6.55%, 2/15/08                                         1,000,000(b)        678,950
                                                                            ------------
  HAWAII (1.5%):
    State General Obligation (FGIC), 4.80%, 3/1/03 ......    1,250,000         1,295,937
                                                                            ------------
  ILLINOIS (18.7%):
    Chicago Wastewater Revenue (FGIC) (Prerefunded to
      1/1/03), 6.35%, 1/1/22 ............................    1,000,000(d)      1,112,190
    Greenville Educational Facility Revenue, 4.65%,
      6/1/03 ............................................      320,000           320,000
    Health Facility-Alexian Brothers Medical Center
      (MBIA) (Callable 1/1/02 at 102), 6.38%, 1/1/15 ....    1,125,000         1,215,146
    Health Facility-Elmhurst Memorial Hospital (FGIC)
      (Callable 1/1/02 at 102), 6.50%, 1/1/12 ...........    1,190,000         1,289,520
    Health Facility-Highland Park Hospital (FGIC), 5.40%,
      10/1/03 ...........................................    1,000,000         1,053,100
    Health Facility-Lutheran General Systems (FSA)
      (escrowed to maturity) (Callable 4/1/03 at 102),
      6.13%, 4/1/12 .....................................    1,000,000         1,105,760
    Henry Hospital District (AMBAC) (Callable 12/1/02 at
      100), 6.60%, 12/1/17 ..............................    2,000,000         2,211,900

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

             1998 Annual Report  31  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST III
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
    Higher Education Facility-Augustana College (Connie
      Lee), 5.00%, 10/1/03 ..............................  $   330,000      $    344,055
    Lake County Housing and Finance Corporation (FHA)
      (Callable 11/1/02 at 100), 6.70%, 11/1/14 .........    2,000,000         2,106,420
    Rochelle Water and Sewer Revenue (Callable 5/1/02 at
      102), 7.15%, 5/1/14 ...............................    2,000,000         2,185,600
    State General Obligation (FSA) (Callable 10/1/02 at
      102), 6.25%, 10/1/12 ..............................    3,100,000         3,385,107
                                                                            ------------
                                                                              16,328,798
                                                                            ------------
  INDIANA (15.2%):
    Crawfordsville School Building Corporation (Callable
      1/1/03 at 102), 6.25%, 7/1/11 .....................      500,000           546,430
    Freemont Middle School Building (AMBAC) (Prerefunded
      to 3/15/02), 6.75%, 3/15/13 .......................    3,000,000(d)      3,300,540
    Health Facilities-Community Hospital Project (MBIA)
      (Callable 5/1/02 at 102), 6.40%, 5/1/12 ...........    5,000,000         5,420,000
    Health Facilities-Methodist Hospital (AMBAC)
      (escrowed to maturity) (Callable 9/1/02 at 102),
      5.75%, 9/1/15 .....................................    1,000,000         1,078,150
    Indiana Health Facility, 5.00%, 5/15/03 .............      600,000           609,636
    Lake County Redevelopment Authority (MBIA) (Callable
      2/1/05 at 102), 6.45%, 2/1/11 .....................    1,600,000         1,799,520
    Patoka Lake Regional Water and Sewer District (AMBAC)
      (Callable 1/1/04 at 101), 6.45%, 1/1/15 ...........      500,000           561,780
                                                                            ------------
                                                                              13,316,056
                                                                            ------------
  IOWA (1.5%):
    Cedar Rapids Hospital Facilities (FGIC) (Callable
      8/15/03 at 102), 6.13%, 8/15/13 ...................    1,200,000         1,335,192
                                                                            ------------
  KANSAS (2.0%):
    Kansas City Utility Systems, Zero-Coupon (AMBAC),
      6.40%, 3/1/08 .....................................    1,060,000(b)        718,330
    Kansas City Utility Systems, Zero-Coupon (AMBAC)
      (escrowed to maturity), 6.40%, 3/1/08 .............    1,515,000(b)      1,025,746
                                                                            ------------
                                                                               1,744,076
                                                                            ------------
  MAINE (2.5%):
    Water and Sewer Revenue (Callable 11/1/02 at 102),
      6.60%, 11/1/15                                         2,000,000         2,205,280
                                                                            ------------
  NEVADA (1.2%):
    Clark County School District (FGIC), 5.75%,
      6/15/03 ...........................................    1,000,000         1,078,110
                                                                            ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

             1998 Annual Report  32  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST III
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
  NEW MEXICO (1.3%):
    Las Cruces Health Facility-Evangelical Lutheran
      Project (FSA) (Callable 12/1/02 at 102), 6.45%,
      12/1/17 ...........................................  $ 1,000,000      $  1,100,950
                                                                            ------------
  NEW YORK (2.1%):
    State General Obligation, 5.20%, 8/1/03 .............    1,735,000         1,826,382
                                                                            ------------
  NORTH DAKOTA (3.9%):
    Mercer County Pollution Control Revenue (AMBAC),
      7.20%, 6/30/13 ....................................    2,700,000         3,384,990
                                                                            ------------
  OKLAHOMA (1.0%):
    Tulsa County Independent School District No. 5,
      5.00%, 7/1/03 .....................................      850,000           886,108
                                                                            ------------
  RHODE ISLAND (1.5%):
    State Health and Education Building Corporation
      (Connie Lee) (Callable 4/1/03 at 102), 6.38%,
      4/1/12 ............................................    1,200,000         1,315,608
                                                                            ------------
  SOUTH CAROLINA (1.6%):
    Piedmont Municipal Power Agency (MBIA) (Prerefunded
      to 1/1/03), 6.30%, 1/1/14 .........................    1,285,000(d)      1,428,830
                                                                            ------------
  SOUTH DAKOTA (3.0%):
    State Building Authority (AMBAC) (escrowed to
      maturity), 6.63%, 9/1/12 ..........................    2,350,000         2,607,442
                                                                            ------------
  TEXAS (21.9%):
    Abilene Health Facility Development, 4.90%,
      11/15/03 ..........................................      665,000           664,561
    Austin Utility System Revenue, Zero-Coupon (MBIA),
      6.53%, 11/15/08                                        5,000,000(b)      3,250,500
    Houston Water and Sewer Revenue (FSA) (Callable
      12/1/02 at 102), 6.38%, 12/1/14 ...................    1,900,000         2,070,639
    Montgomery County Hospital District (FSA)
      (Prerefunded to 4/1/02), 6.63%, 4/1/17 ............    3,300,000(d)      3,648,150
    Pflugerville Independent School District (Callable
      8/15/04 at 100), 5.75%, 8/15/15 ...................      975,000         1,026,977
    San Antonio Electric and Gas, Zero-Coupon (FGIC),
      6.40%, 2/1/08 .....................................    4,500,000(b)      3,027,870
    San Antonio Water System Revenue (MBIA) (Callable
      5/15/02 at 102)), 6.50%, 5/15/10 ..................    1,685,000         1,842,969
    San Antonio Water System Revenue (MBIA) (escrowed to
      maturity), 6.50%, 5/15/10 .........................      440,000           520,573
    San Antonio Water System Revenue (MBIA) (Prerefunded
      to 5/15/02), 6.50%, 5/15/10 .......................      875,000(d)        967,278

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

             1998 Annual Report  33  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST III
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
    State Capital Appreciation, Zero-Coupon (FGIC),
      6.43%, 4/1/08 .....................................  $ 3,100,000(b)   $  2,070,738
                                                                            ------------
                                                                              19,090,255
                                                                            ------------
  WASHINGTON (7.7%):
    Chelan County Public Utilities District (MBIA), AMT,
      5.55%, 7/1/03 .....................................      305,000(c)        324,551
    Public Power Supply (Callable 7/1/02 at 102), 6.25%,
      7/1/12 ............................................      770,000           833,802
    Public Power Supply System (Prerefunded to 7/1/01),
      6.50%, 7/1/18 .....................................    2,515,000(d)      2,730,737
    Public Power Supply System (Prerefunded to 7/1/02),
      6.25%, 7/1/12 .....................................    2,600,000(d)      2,855,216
                                                                            ------------
                                                                               6,744,306
                                                                            ------------
  WEST VIRGINIA (3.3%):
    Clarksburg Water Revenue (Asset Guaranty) (Callable
      9/1/02 at 102), 6.25%, 9/1/14 .....................    2,620,000         2,838,770
                                                                            ------------
  WISCONSIN (0.3%):
    Amery Revenue, 4.90%, 6/1/03 ........................      300,000           302,784
                                                                            ------------

      Total Municipal Long-Term Securities
        (cost: $77,928,496) .............................                     86,322,454
                                                                            ------------

      Total Investments in Securities
        (cost: $77,928,496) (e) .........................                   $ 86,322,454
                                                                            ------------
                                                                            ------------

Notes to Investements in Securities:
(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 TO THE FINANCIAL STATEMENTS.
(b) FOR ZERO-COUPON INVESTMENTS, THE INTEREST RATE SHOWN IS THE EFFECTIVE YIELD ON THE DATE OF PURCHASE.
(c) AMT - ALTERNATIVE MINIMUM TAX. AS OF DECEMBER 31, 1998, THE AGGREGATE MARKET VALUE OF SECURITIES SUBJECT TO THE ALTERNATIVE MINIMUM TAX IS $324,551, WHICH REPRESENTS 0.37% OF NET ASSETS.
(d) PREREFUNDED ISSUES ARE BACKED BY U.S. GOVERNMENT OBLIGATIONS. THESE BONDS ARE CALLED AND MATURE AT THE CALL DATE INDICATED.
(e) ON DECEMBER 31, 1998, THE COST OF INVESTMENTS IN SECURITIES FOR FEDERAL INCOME TAX PURPOSES WAS $77,890,548. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS IN SECURITIES BASED ON THIS COST WERE AS FOLLOWS:

      GROSS UNREALIZED APPRECIATION ......  $  8,431,906
      GROSS UNREALIZED DEPRECIATION ......            --
                                            ------------
        NET UNREALIZED APPRECIATION ......  $  8,431,906
                                            ------------
                                            ------------

--------------------------------------------------------------------------------

             1998 Annual Report  34  American Municipal Term Trusts

Independent Auditors' Report
--------------------------------------------------------------------------------

THE BOARD OF DIRECTORS AND SHAREHOLDERS
AMERICAN MUNICIPAL TERM TRUST INC.,
AMERICAN MUNICIPAL TERM TRUST INC. II AND
AMERICAN MUNICIPAL TERM TRUST INC. III:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities of American Municipal Term Trust Inc., American Municipal Term Trust Inc. II, and American Municipal Term Trust Inc. III as of December 31, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended December 31, 1998 and the financial highlights for each of the years in the five-year period ended December 31, 1998. These financial statements and the financial highlights are the responsibility of the funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased but not received, we request confirmations from brokers and, where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of American Municipal Term Trust Inc., American Municipal Term Trust II Inc. and American Municipal Term Trust III Inc. as of December 31, 1998, and the results of their operations, the changes in their net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.

KPMG Peat Marwick LLP
Minneapolis, Minnesota
February 12, 1999

--------------------------------------------------------------------------------

             1998 Annual Report  35  American Municipal Term Trusts

              Federal Income Tax Information
--------------------------------------------------------------------------------

                The following per-share information describes the federal tax treatment of distributions made during the fiscal year. Exempt-interest dividends are exempt from federal income tax and should not be included in your gross income, but need to be reported on your income tax return for informational purposes. Please consult a tax advisor on how to report these distributions at the state and local levels.

                COMMON STOCK INCOME DISTRIBUTIONS
                  (INCOME FROM TAX-EXEMPT SECURITIES, 100%, 100% AND 100% QUALIFYING AS EXEMPT-INTEREST DIVIDENDS, RESPECTIVELY)

                                           AMERICAN        AMERICAN         AMERICAN
                                           MUNICIPAL      MUNICIPAL         MUNICIPAL
PAYABLE DATE                              TERM TRUST    TERM TRUST II    TERM TRUST III
----------------------------------------  -----------   --------------   ---------------
January 12, 1998 .......................    $0.0542         $0.0517          $0.0475
February 25, 1998 ......................     0.0542          0.0517           0.0475
March 25, 1998 .........................     0.0542          0.0517           0.0475
April 22, 1998 .........................     0.0542          0.0517           0.0475
May 27, 1998 ...........................     0.0542          0.0517           0.0475
June 24, 1998 ..........................     0.0542          0.0517           0.0475
July 29, 1998 ..........................     0.0542          0.0517           0.0475
August 26, 1998 ........................     0.0542          0.0517           0.0475
September 23, 1998 .....................     0.0542          0.0517           0.0475
October 28, 1998 .......................     0.0542          0.0517           0.0475
November 24, 1998 ......................     0.0542          0.0517           0.0475
December 16, 1998 ......................     0.0542          0.0517           0.0475
                                          -----------       -------          -------
    Total ..............................    $0.6504         $0.6204          $0.5700
                                          -----------       -------          -------
                                          -----------       -------          -------

                COMMON STOCK LONG-TERM GAINS
                  (TAXABLE AS CAPITAL GAINS DISTRIBUTIONS)

                                           AMERICAN        AMERICAN         AMERICAN
                                           MUNICIPAL      MUNICIPAL         MUNICIPAL
PAYABLE DATE                              TERM TRUST    TERM TRUST II    TERM TRUST III
----------------------------------------  -----------   --------------   ---------------
December 16, 1998 ......................    $0.0825         $0.0380          $0.0610
                                          -----------       -------          -------
                                          -----------       -------          -------

--------------------------------------------------------------------------------

             1998 Annual Report  36  American Municipal Term Trusts

--------------------------------------------------------------------------------

                PREFERRED STOCK INCOME DISTRIBUTIONS
                  (INCOME FROM TAX-EXEMPT SECURITIES, 100%, 100% AND 100% QUALIFYING AS EXEMPT-INTEREST DIVIDENDS, RESPECTIVELY)

                                           AMERICAN        AMERICAN         AMERICAN
                                           MUNICIPAL      MUNICIPAL         MUNICIPAL
PAYABLE DATE                              TERM TRUST    TERM TRUST II    TERM TRUST III
----------------------------------------  -----------   --------------   ---------------
    Total ..............................    $815.20         $872.96          $822.55
                                          -----------       -------          -------
                                          -----------       -------          -------

                PREFERRED STOCK LONG-TERM GAINS
                  (TAXABLE AS CAPITAL GAINS DISTRIBUTIONS)

                                           AMERICAN        AMERICAN         AMERICAN
                                           MUNICIPAL      MUNICIPAL         MUNICIPAL
PAYABLE DATE                              TERM TRUST    TERM TRUST II    TERM TRUST III
----------------------------------------  -----------   --------------   ---------------
January 5, 1998 ........................    $    --         $   --            $ 3.57
December 1, 1998 .......................         --          27.57                --
December 3, 1998 .......................      35.45             --                --
December 7, 1998 .......................         --             --             25.17
December 8, 1998 .......................         --          26.37                --
December 10, 1998 ......................      24.93             --                --
December 14, 1998 ......................         --             --             26.37
December 15, 1998 ......................         --           1.57                --
December 17, 1998 ......................      25.17             --                --
December 21, 1998 ......................         --             --             25.16
December 24, 1998 ......................      26.97             --                --
December 28, 1998 ......................         --             --             16.88
December 31, 1998 ......................       2.65             --                --
                                          -----------       ------            ------
    Total ..............................    $115.17         $55.51            $97.15
                                          -----------       ------            ------
                                          -----------       ------            ------

--------------------------------------------------------------------------------

             1998 Annual Report  37  American Municipal Term Trusts

               Shareholder Update
--------------------------------------------------------------------------------

                ANNUAL MEETING RESULTS
                An annual meeting of the fund's shareholders was held on August 10, 1998. Each matter voted upon at that meeting, as well as the number of votes cast for, against or withheld, the number of abstentions, and the number of broker non-votes with respect to such matters, are set forth below.

                (1) The funds' preferred shareholders elected the following directors:

                                             SHARES       SHARES WITHHOLDING
                                           VOTED "FOR"    AUTHORITY TO VOTE
                                          -------------   ------------------
AMERICAN MUNICIPAL TERM TRUST
David T. Bennett .......................      1,545               120
Leonard W. Kedrowski ...................      1,545               120

AMERICAN MUNICIPAL TERM TRUST II
David T. Bennett .......................      1,465                12
Leonard W. Kedrowski ...................      1,465                12

AMERICAN MUNICIPAL TERM TRUST III
David T. Bennett .......................      1,064                --
Leonard W. Kedrowski ...................      1,064                --

--------------------------------------------------------------------------------

             1998 Annual Report  38  American Municipal Term Trusts

--------------------------------------------------------------------------------

                (2) The funds' preferred and common shareholders, voting as a class, elected the following directors:

                                             SHARES       SHARES WITHHOLDING
                                           VOTED "FOR"    AUTHORITY TO VOTE
                                          -------------   ------------------
AMERICAN MUNICIPAL TERM TRUST
Robert J. Dayton .......................    7,765,825           212,861
Roger A. Gibson ........................    7,765,825           212,861
Andrew M. Hunter III ...................    7,765,879           212,807
Robert L. Spies ........................    7,767,172           211,514
Joseph D. Strauss ......................    7,770,127           208,559
Virginia L. Stringer ...................    7,770,127           208,559

AMERICAN MUNICIPAL TERM TRUST II
Robert J. Dayton .......................    6,626,728           180,675
Roger A. Gibson ........................    6,629,589           177,814
Andrew M. Hunter III ...................    6,629,589           177,814
Robert L. Spies ........................    6,630,278           177,125
Joseph D. Strauss ......................    6,631,410           175,993
Virginia L. Stringer ...................    6,631,410           175,993

AMERICAN MUNICIPAL TERM TRUST III
Robert J. Dayton .......................    4,812,655           254,660
Roger A. Gibson ........................    4,814,055           253,260
Andrew M. Hunter III ...................    4,814,055           253,260
Robert L. Spies ........................    4,814,055           253,260
Joseph D. Strauss ......................    4,814,055           253,260
Virginia L. Stringer ...................    4,814,055           253,260

                (3) The funds preferred and common shareholders, voting as a class, ratified the selection by a majority of the independent members of the funds Board of Directors of KPMG Peat Marwick LLP as the independent public accountants for the funds for the fiscal year ending December 31, 1998. The following votes were cast regarding this matter:

                                             SHARES            SHARES                        BROKER
                                           VOTED "FOR"     VOTED "AGAINST"    ABSTENTIONS   NON-VOTES
                                          -------------   -----------------   -----------   ---------
AXT ....................................    7,765,882           26,712          186,091        --
BXT ....................................    6,885,003               --               --        --
CXT ....................................    4,969.159           31,397           66,759        --

--------------------------------------------------------------------------------

             1998 Annual Report  39  American Municipal Term Trusts

--------------------------------------------------------------------------------

                (4) The funds' preferred and common shareholders, voting as a class, approved an interim advisory agreement between the funds and Piper Capital Management Inc. (Piper Capital), and the receipt of investment advisory fees by Piper Capital under such agreement. The following votes were cast regarding this matter:

                                             SHARES            SHARES                        BROKER
                                           VOTED "FOR"     VOTED "AGAINST"    ABSTENTIONS   NON-VOTES
                                          -------------   -----------------   -----------   ---------
AXT ....................................    7,572,266          120,436          285,938        --
BXT ....................................    6,592,499           86,208          128,695        --
CXT ....................................    4,922,683           57,628           87,003        --

                (5) The funds' preferred and common shareholders, voting as a class, approved a new investment advisory agreement between the funds and U.S. Bank. The following votes were cast regarding this matter:

                                             SHARES            SHARES                        BROKER
                                           VOTED "FOR"     VOTED "AGAINST"    ABSTENTIONS   NON-VOTES
                                          -------------   -----------------   -----------   ---------
AXT ....................................    7,605,650           26,712          271,062        --
BXT ....................................    6,640,189           61,480          105,733        --
CXT ....................................    4,914,348           56,396           96,567        --

                CHANGE OF ACCOUNTANTS
                On September 9, 1998, the funds' board of directors, upon the recommendation of the audit committee, appointed Ernst & Young LLP the independent accountants for the funds for the fiscal year ending December 31, 1999, and dismissed KPMG Peat Marwick LLP ("KPMG"). KPMG's reports on the funds' financial statements for the past two years have not contained an adverse opinion or a disclaimer of opinion, and have not been qualified as to uncertainty, audit scope, or accounting principles. In addition, there have not been any disagreements with KPMG during the funds' two most recent fiscal years on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if

--------------------------------------------------------------------------------

             1998 Annual Report  40  American Municipal Term Trusts

--------------------------------------------------------------------------------
                not resolved to the satisfaction of KPMG, would have caused it to make a reference to the subject matter of the disagreement in connection with its reports.

                TERMS AND CONDITIONS OF THE DIVIDEND REINVESTMENT PLAN
                As a shareholder, you may choose to participate in the Dividend Reinvestment Plan. It's a convenient and economical way to buy additional shares of the fund by automatically reinvesting dividends and capital gains. The plan is administered by Investors Fiduciary Trust Company (IFTC), the plan agent.

                ELIGIBILITY/PARTICIPATION
                You may join the plan at any time. Reinvestment of distributions will begin with the next distribution paid, provided your request is received at least 10 days before the record date for that distribution.

                If your shares are in certificate form, you may join the plan directly and have your distributions reinvested in additional shares of the fund. To enroll in this plan, call IFTC at 1-800-543-1627. If your shares are registered in your brokerage firm's name or another name, ask the holder of your shares how you may participate.

                Banks, brokers or nominees, on behalf of their beneficial owners who wish to reinvest dividend and capital gains distributions, may participate in the plan by informing IFTC at least 10 days before each shares dividend and/or capital gains distribution.

                PLAN ADMINISTRATION
                Beginning no more than five business days before the dividend payment date, IFTC will buy shares of the fund on the New York Stock Exchange (NYSE) or elsewhere on the open market.

                The fund will not issue any new shares in connection with the plan. All reinvestments will be at a market price plus a pro rata share of any brokerage commissions, which may be more or less

--------------------------------------------------------------------------------

             1998 Annual Report  41  American Municipal Term Trusts

--------------------------------------------------------------------------------
                than the fund's net asset value per share. The number of shares allocated to you is determined by dividing the amount of the dividend or distribution by the applicable price per share.

                There is no direct charge for reinvestment of dividends and capital gains, since IFTC fees are paid for by the fund. However, each participant pays a pro rata portion of the brokerage commissions. Brokerage charges are expected to be lower than those for individual transactions because shares are purchased for all participants in blocks. As long as you continue to participate in the plan, distributions paid on the shares in your account will be reinvested.

                IFTC maintains accounts for plan participants holding shares in certificate form and will furnish written confirmation of all transactions, including information you need for tax records. Reinvested shares in your account will be held by IFTC in noncertificated form in your name.

                TAX INFORMATION
                Distributions invested in additional shares of the fund are subject to income tax to the same extent they would be if received in cash. Shareholders, as required by the Internal Revenue Service, will receive Form 1099 regarding the federal tax status of the prior year's distributions.

                PLAN WITHDRAWAL
                If you hold your shares in certificate form, you may terminate your participation in the plan at any time by giving written notice to IFTC. If your shares are registered in your brokerage firm's name, you may terminate your participation via verbal or written instructions to your investment professional. Written instructions should include your name and address as they appear on the certificate or account.

--------------------------------------------------------------------------------

             1998 Annual Report  42  American Municipal Term Trusts

--------------------------------------------------------------------------------

                If notice is received at least 10 days before the record date, all future distributions will be paid directly to the shareholder of record.

                If your shares are issued in certificate form and you discontinue your participation in the plan, you (or your nominee) will receive an additional certificate for all full shares and a check for any fractional shares in your account.

                PLAN AMENDMENT/TERMINATION
                The fund reserves the right to amend or terminate the plan. Should the plan be amended or terminated, participants will be notified in writing at least 90 days before the record date for such dividend or distribution. The plan may also be amended or terminated by IFTC with at least 90 days written notice to participants in the plan.

                Any question about the plan should be directed to your investment professional or to Investors Fiduciary Trust Company, P.O. Box 419432, Kansas City, Missouri 64141, 1-800-543-1627.

--------------------------------------------------------------------------------

             1998 Annual Report  43  American Municipal Term Trusts

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AMERICAN MUNICIPAL TERM TRUSTS

1998   ANNUAL REPORT

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